UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

            Simon D. Collier, President & Principal Executive Officer
                               Two Portland Square
                               Portland, ME 04101
                                  207-553-7110


                        Date of fiscal year end: March 31

             Date of reporting period: April 1, 2005 - June 30, 2005

Item 1.  Schedule of Investments.


---------------------------------------------------------------------------------------------------------
     AUSTIN GLOBAL EQUITY FUND
     SCHEDULE OF INVESTMENTS
     JUNE 30, 2005
---------------------------------------------------------------------------------------------------------

       SHARES                SECURITY DESCRIPTION                           COST                VALUE
     -----------   -----------------------------------------            --------------      -------------

     COMMON STOCK - 87.1%

                   ARGENTINA - 0.8%
         20,000    Cresud SA, ADR                                           $ 226,108          $ 243,000
                                                                        --------------      -------------

                   CANADA - 8.3%
          5,000    Agrium, Inc.                                                80,881             97,730
         28,000    Canfor Corp.+                                              347,449            336,055
         30,000    EnCana Corp.                                               476,341          1,187,700
          5,000    Fording Canadian Coal Trust                                128,805            461,000
         11,500    Intrawest Corp.                                            224,093            275,951
          4,000    National Bank of Canada                                    110,395            177,694
          2,000    Suncor Energy, Inc.                                         71,640             94,640
                                                                        --------------      -------------
                                                                            1,439,604          2,630,770
                                                                        --------------      -------------

                   FRANCE - 4.6%
         13,000    Cap Gemini SA+                                             380,898            413,608
          5,000    CNP Assurances                                             246,294            320,218
          5,500    Eurazeo                                                    138,170            471,096
          3,500    L'Oreal SA                                                 254,110            251,483
                                                                        --------------      -------------
                                                                            1,019,472          1,456,405
                                                                        --------------      -------------
                   GERMANY - 1.0%
          4,000    Merck KGaA                                                 110,938            322,518
                                                                        --------------      -------------

                   GREECE - 0.6%
          7,000    Coca-Cola Hellenic Bottling Co. SA                          82,732            190,170
                                                                        --------------      -------------

                   HONG KONG - 4.7%
         45,000    Guoco Group, Ltd.                                          358,938            463,124
            533    Hutchison Telecommunications International, Ltd.+              416                528
         55,000    Hutchison Whampoa, Ltd.                                    415,593            497,054
        200,000    LIU Chong Hing Investment, Ltd.                            169,398            194,255
        700,000    Playmates Holdings, Ltd.                                   149,004            135,978
        125,000    Swire Pacific, Ltd., Class B                               107,807            202,617
                                                                        --------------      -------------
                                                                            1,201,156          1,493,556
                                                                        --------------      -------------

                   ITALY - 0.3%
         10,000    Arnoldo Mondadori Editore SpA                               75,083             95,339
                                                                        --------------      -------------

                   JAPAN - 7.9%
         80,000    Aioi Insurance Co., Ltd.                                   276,925            410,071
             10    Millea Holdings, Inc.                                      139,333            134,464
         60,000    Mitsui Sumitomo Insurance Co., Ltd.                        304,192            540,926
         55,000    Nisshinbo Industries, Inc.                                 278,976            450,681
         35,000    Toyota Industries Corp.                                    662,059            957,044
                                                                        --------------      -------------
                                                                            1,661,485          2,493,186
                                                                        --------------      -------------

                   NETHERLANDS - 6.9%
         23,602    ABN Amro Holding NV                                        480,528            581,478
         14,000    Akzo Nobel NV                                              487,765            552,203
         20,500    Heineken Holding NV                                        574,440            573,801
          5,000    Randstad Holding NV                                        110,729            172,881
         25,475    Wegener NV CVA                                             233,543            306,872
                                                                        --------------      -------------
                                                                            1,887,005          2,187,235
                                                                        --------------      -------------

                   NORWAY - 4.4%
         39,600    Farstad Shipping A/S                                       378,949            513,338
          6,000    Ganger Rolf A/S                                            189,469            365,719
         25,000    Smedvig ASA, Class A                                       253,147            506,669
                                                                        --------------      -------------
                                                                              821,565          1,385,726
                                                                        --------------      -------------

                   SINGAPORE - 3.2%
          8,000    BIL International, Ltd.                                    $ 5,651            $ 5,690
      1,133,000    Chuan Hup Holdings, Ltd.                                   349,342            520,402
        601,000    Del Monte Pacific, Ltd.                                    249,968            215,495
      2,875,000    Hotung Investment Holdings, Ltd.+                          265,571            273,125
                                                                        --------------      -------------
                                                                              870,532          1,014,712
                                                                        --------------      -------------
                   SPAIN - 2.0%
         15,000    Altadis SA                                                 379,438            629,600
                                                                        --------------      -------------

                   SWEDEN - 1.3%
         30,000    Investor AB, Class A                                       306,101            405,304
                                                                        --------------      -------------

                   SWITZERLAND - 4.9%
         10,000    Compagnie Financiere Richemont, Class A                    224,136            336,430
            100    Gurit-Heberlein AG, Class B                                 72,504             70,877
          2,100    Nestle SA                                                  457,762            537,663
         12,500    Novartis AG                                                576,263            595,680
                                                                        --------------      -------------
                                                                            1,330,665          1,540,650
                                                                        --------------      -------------

                   UNITED KINGDOM - 5.7%
         40,000    Brit Insurance Holdings plc                                 62,209             63,452
         10,142    British Land Co. plc                                       133,830            159,247
         10,000    Diageo plc ADR                                             491,125            593,000
            465    HSBC Holdings plc                                            6,342              7,478
          1,500    Rio Tinto plc ADR                                           99,921            182,880
         25,000    Trinity Mirror plc                                         111,209            276,931
         45,000    United Utilities plc                                       449,904            532,353
                                                                        --------------      -------------
                                                                            1,354,540          1,815,341
                                                                        --------------      -------------

                   UNITED STATES - 30.5%
          7,000    Archer-Daniels-Midland Co.                                 125,760            149,660
         40,000    AVX Corp.                                                  471,088            484,800
          7,000    Baker Hughes, Inc.                                         264,635            358,120
         20,000    BEA Systems, Inc.+                                         163,400            175,600
          4,000    Bristol-Myers Squibb Co.                                   101,770             99,920
          4,000    Burlington Northern Santa Fe Corp.                         129,850            188,320
          7,000    CommScope, Inc.+                                           104,400            121,870
          4,000    ConocoPhillips                                             159,580            229,960
         50,000    Credence Systems Corp.+                                    372,570            452,500
         25,000    GenCorp, Inc.                                              287,022            481,500
         20,000    Kos Pharmaceuticals, Inc.+                                 188,421          1,310,000
         55,000    Liberty Media Corp., Class A+                              524,090            560,450
         14,000    NewAlliance Bancshares, Inc.                               199,954            196,700
          3,682    News Corp., Class A                                         35,026             59,575
          5,000    Pogo Producing Co.                                         224,090            259,600
         17,000    Popular, Inc.                                              301,832            428,230
         22,000    Quanta Services, Inc.+                                     175,923            193,600
         20,000    Schering-Plough Corp.                                      380,745            381,200
          5,000    Scholastic Corp.+                                          146,144            192,750
         17,000    Superior Industries International, Inc.                    426,188            402,900
         70,000    Sycamore Networks, Inc.+                                   264,020            241,500
          3,000    Tejon Ranch Co.+                                           121,840            154,410
         45,000    Tellabs, Inc.+                                             375,079            391,500
         20,000    TIBCO Software, Inc.+                                      135,536            130,800
         33,000    Time Warner, Inc.+                                         560,768            551,430
         15,000    Veritas DGC, Inc.+                                         167,003            416,100
         16,000    Viacom, Inc., Class B                                      550,236            512,320
         16,000    Watts Water Technologies, Inc., Class A                    311,014            535,840
                                                                        --------------      -------------
                                                                            7,267,984          9,661,155
                                                                        --------------      -------------

     Total Common Stock                                                    20,034,408         27,564,667
                                                                        --------------      -------------

     SHORT-TERM INVESTMENTS - 5.4%

     MONEY MARKET FUND - 4.9%
      1,561,976    CitiSM Institutional Trust Liquid Reserves, Class A      1,561,976          1,561,976
                                                                        --------------      -------------

     PRINCIPAL                                INTEREST RATE  MATURITY DATE
     -----------                              -------------  -------------
     MONEY MARKET DEPOSIT ACCOUNT - 0.5%
      $ 156,539    Citibank Money Market Deposit Account                    $ 156,539          $ 156,539
                                                                        --------------      -------------

     U.S. TREASURY SECURITIES - 6.3%
      1,000,000    U.S. Treasury Bill+/-           2.94%     09/01/2005       994,979%           994,875
      1,000,000    U.S. Treasury Bill+/-           3.08      09/29/2005       992,349            992,479
                                                                        --------------      -------------
                                                                            1,987,328          1,987,354
                                                                        --------------      -------------

      Total Short-Term Investments                                          1,718,515          1,718,515
                                                                        --------------      -------------

       NUMBER OF                                                          PREMIUMS
       CONTRACTS                                                            PAID               VALUE
     --------------                                                     --------------      -------------
     PUT OPTIONS PURCHASED - 1.0%
      2,000,000    Foreign - Non U.S. Dollar Denominated
                   European Unit, Expiration 10/19/2005                       108,881             91,100
      1,515,152    Foreign - Non U.S. Dollar Denominated
                   European Unit, Expiration 01/17/2006                        72,000            156,440
        771,307    Foreign - Non U.S. Dollar Denominated
                   European Unit, Expiration 02/03/2006                        35,000             64,390
                                                                        --------------      -------------

     Total Put Options Purchased                                              215,881            311,930
                                                                        --------------      -------------

     Total Investments - 99.8%                                           $ 23,956,132 *     $ 31,582,466
                                                                        --------------      -------------

     Other Asset and Liabilities, Net - 0.2%                                                      72,279
                                                                                            -------------

     NET ASSETS - 100.0%                                                                    $ 31,654,745
                                                                                            =============

     -------------------------------------------------------

     +      Non-income producing security.
     ADR    American Depositary Receipt.
     +/-    Zero coupon bond. Interest rate presented is yield to maturity.

     * Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation                          $ 7,815,774
            Gross Unrealized Depreciation                             (189,440)
                                                                 --------------
            Net Unrealized Appreciation (Depreciation)             $ 7,626,334
                                                                 ==============

------------------------------------------------------------------------------------------------------------------------------------
INVESTORS BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005
------------------------------------------------------------------------------------------------------------------------------------

   PRINCIPAL                                               SECURITY DESCRIPTION                 RATE  MATURITY          VALUE
   ---------                                               --------------------                 ----  --------          -----

CORPORATE BONDS & NOTES - 7.7%

FINANCIALS - 7.7%
       27,000 Bank United, MTN, Series A                                                        8.00  3/15/09              $ 30,348
      711,000 Comerica Bank^                                                                    8.38  7/15/24               831,870
                                                                                                              ----------------------

Total Corporate Bonds & Notes (Cost $804,677)                                                                               862,218
                                                                                                              ----------------------

MUNICIPAL BONDS - 18.1%
    1,222,753 Coffee County, GA, Hospital Authority, Taxable Revenue Anticipation               9.00  12/1/12             1,198,298
              Certificates, Coffee Regional Medical Center Office Building Project, Series B ^
      826,186 Coffee County, GA, Hospital Authority, Taxable Revenue Anticipation               9.00  12/1/12               834,448
              Certificates, Coffee Regional Medical Center Office Building Project, Series B,                 ----------------------
              ACA Insured, CBI ^
Total Municipal Bonds (Cost $2,122,064)                                                                                   2,032,746
                                                                                                              ----------------------

U.S. TREASURY BILLS - 53.5 %
    5,000,000 U.S. Treasury Bill+/-                                                             2.65  7/7/05              4,997,705
    1,000,000 U.S. Treasury Bill+/-                                                             2.87  8/25/05               995,555
                                                                                                              ----------------------

 Total U.S. Treasury Bills (Cost $5,993,445)                                                                              5,993,260
                                                                                                              ----------------------

U.S. TREASURY NOTES - 11.1%
    1,250,000 U.S. Treasury Notes (Cost $1,259,636)                                             3.63  7/15/09             1,246,241
                                                                                                              ----------------------

      SHARES
      ------
SHORT-TERM INVESTMENTS - 9.4%
MONEY MARKET FUNDS - 9.4%
      577,679 CitiSM Institutional Trust Liquid Reserves Class A (Cost $577,679)                                            577,679
      476,121 CitiSM Institutional Trust Cash Reserves Class O (Cost $476,121)                                              476,121
                                                                                                              ----------------------

Total Short-Term Investments (cost $1,053,800)                                                                            1,053,800
                                                                                                              ----------------------

Total Investments - 99.8% (Cost $11,233,622) *                                                                           11,188,265
                                                                                                              ----------------------
Other Assets and Liabilities, Net - 0.2%                                                                                     21,272
                                                                                                              ----------------------
NET ASSETS - 100.0%                                                                                                    $ 11,209,537
                                                                                                              ======================

+/-  Zero coupon bond. Interest rate presented is yield to maturity.


^  Restricted security not registered under the Securities Act of 1933 other than rule 144A securities.
   At the end of the period, the value of these securities amounted to $2,864,616 or 25.6% of net assets.
                          SECURITY                                                         ACQUISITION DATE         ACQUISITION COST
                          --------                                                         ----------------         ----------------
    Coffee County, GA, Hospital Authority, Taxable Revenue Anticipation Certificates,          10/31/2001               $1,256,674
         Coffee Regional Medical Center Office Building Project, Series B
    Coffee County, GA, Hospital Authority, Taxable Revenue Anticipation Certificates,          10/10/1997                 $689,920
         Coffee Regional Medical Center Office Building Project, Series B, ACA Insured, CBI    12/15/1997                 $175,469
    Comerica Bank                                                                              10/31/2001                 $778,936


*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
Gross Unrealized Appreciation                                                                 $57,541
Gross Unrealized Depreciation                                                                (102,898)
                                                                                ----------------------
Net Unrealized Appreciation (Depreciation)                                                   ($45,357)
                                                                                ======================

ACA  American Capital Access
CBI  Certificate of Bond Insurance
MTN  Medium Term Note


------------------------------------------------------------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005
------------------------------------------------------------------------------------------------------------------------------------

     PRINCIPAL                                              SECURITY DESCRIPTION             RATE    MATURITY         VALUE
     ---------                                              --------------------             ----    --------         -----

MUNICIPAL DEMAND NOTES - 98.3%

CALIFORNIA - 22.0%
                  600,000 Irvine, CA, Unified School District                                2.20 %  9/1/38              $ 600,000
                  600,000 Orange County, CA, Sanitation District, Series B                   2.20    8/1/30                600,000
                  600,000 California State, Daily Kindergarten University, Series B-3        2.20    5/1/34                600,000
                  500,000 Western Riverside County, CA, Regional Wastewater Authority        2.20    4/1/28                500,000
                                                                                                              ---------------------
                                                                                                                         2,300,000
                                                                                                              ---------------------

FLORIDA - 8.7%
                  315,000 Orange County, FL, School Board, Series B, AMBAC Insured           2.25    8/1/25                315,000
                  600,000 Orange County, FL, School Board, Series B, MBIA Insured            2.25    8/1/27                600,000
                                                                                                              ---------------------
                                                                                                                           915,000
                                                                                                              ---------------------
GEORGIA - 1.0%
                  100,000 Atlanta, GA, Water and Waste RV, Series C, FSA Insured             2.25    11/1/41               100,000
                                                                                                              ---------------------

ILLINOIS - 5.7%
                  600,000 Illinois Finance Authority RV, Series B                            2.23    8/15/38               600,000
                                                                                                              ---------------------

MASSACHUSETTS - 5.7%
                  600,000 Massachusetts State Water Resources Authority, Series D            2.25    8/1/17                600,000
                                                                                                              ---------------------


MICHIGAN - 9.5%
                  500,000 Detroit, MI, Sewer Disposal RV, Series B, FSA Insured              2.25    7/1/33                500,000
                  500,000 Michigan State University, College and University RV, Series A     2.25    8/15/32               500,000
                                                                                                              ---------------------
                                                                                                                         1,000,000
                                                                                                              ---------------------

NEW MEXICO - 5.7%
                  600,000 Farmington, NM, Pollution Control RV, Series B                     2.25    9/1/24                600,000
                                                                                                              ---------------------

NEW YORK - 40.0%
                  600,000 New York, NY, Series H-3, FSA Insured                              2.21    8/1/23                 600,000
                2,000,000 Jay Street Development Corp., NY, Series A-4                       2.21    5/1/22               2,000,000
                  600,000 Long Island Power Authority, NY, Electric Power and Light RV       2.21    5/1/33                 600,000
                1,000,000 New York City, NY, Municipal Water Finance Authority, Series C-3   2.21    6/15/18              1,000,000
                                                                                                              ----------------------
                                                                                                                          4,200,000
                                                                                                              ----------------------

Total Municipal Demand Notes (Cost $10,315,000)                                                                          10,315,000
                                                                                                              ----------------------

SHORT-TERM INVESTMENTS - 0.0%

              SHARES
MONEY MARKET FUND - 0.0%
                        2 Dreyfus Municipal Cash Management Plus Fund (Cost $2)                                                   2
                                                                                                              ----------------------


Total Investments - 98.3% (Cost $10,315,002) *                                                                         $ 10,315,002
Other Assets and Liabilities, Net - 1.7%                                                                                    178,300
                                                                                                              ----------------------
NET ASSETS - 100.0%                                                                                                    $ 10,493,302
                                                                                                              ======================

-------------------------------------------------------------------
AMBAC           American Municipal Bond Assurance Corporation
FSA             Financial Security Assurance
MBIA            Municipal Bond Insurance Association

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation)  consists of:
Gross Unrealized Appreciation                                                                 $0
Gross Unrealized Depreciation                                                                 $0
                                                                                -----------------
Net Unrealized Appreciation (Depreciation)                                                    $0
                                                                                =================


---------------------------------------------------------------------------------------------------------------------------
MERK HARD CURRENCY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005
---------------------------------------------------------------------------------------------------------------------------
  FACE AMOUNT                 SECURITY DESCRIPTION                            RATE      MATURITY                VALUE
  -----------                 --------------------                            ----      --------                -----

FOREIGN BONDS - 50.6%
AGENCY - 11.5%
         150,000 Swedish Export Credit Corp. EMTN                             5.50%      08/02/05                 $ 114,298
                                                                                                               ------------

BANKS - 2.0%
          16,000 Credit Suisse Group Finance, Inc.                            5.75      10/05/05                    19,539
                                                                                                               ------------

GOVERNMENT - 3.0%
          25,000 Federal Republic of Germany Series 136                       5.00      08/19/05                    30,371
                                                                                                               ------------

INDUSTRIAL - 3.0%
          25,000 General Electric Capital Corp. EMTN                          5.25      08/16/05                    30,367
                                                                                                               ------------

INSURANCE - 9.0%
          25,000 AIG SunAmerica Institutional Funding II EMTN Series 2000-H   6.50      08/31/05                    44,891
          25,000 Aviva plc                                                    8.63      09/28/05                    45,157
                                                                                                               ------------
                                                                                                                    90,048
                                                                                                               ------------

MORTGAGE - 6.1%
          25,000 Allgemeine Hypothekenbank Series 498                         3.75      08/01/05                    30,305
          25,000 Rheinische Hypothekenbank AG Series 489                      4.75      09/06/05                    30,409
                                                                                                               ------------
                                                                                                                    60,714
                                                                                                               ------------

OIL - 3.1%
          25,000 Total SA EMTN                                                5.75      09/29/05                    30,513
                                                                                                               ------------

RETAIL - 3.0%
          25,000 McDonald's Corp. EMTN                                        5.75      08/02/05                    30,346
                                                                                                               ------------

SOVEREIGN - 6.9%
          34,000 Commonwealth Bank of Australia EMTN                          9.00      08/15/05                    26,008
          55,000 Oesterreichische Kontrolbank AG                              4.25      08/02/05                    43,042
                                                                                                               ------------
                                                                                                                    69,050
                                                                                                               ------------

SUPRANATIONAL - 3.0%
          25,000 International Bank for Reconstruction and Development EMTN   4.25      09/08/05                    30,384
                                                                                                               ------------

Total Foreign Bonds (Cost $528,767)                                                                                505,630
                                                                                                               ------------

EXCHANGE TRADED FUND - 15.7%
           3,600 streetTRACKS Gold Trust (Cost $153,360)                                                           156,312
                                                                                                               ------------

SHORT-TERM INVESTMENT - 4.7%
MONEY MARKET DEPOSIT ACCOUNT - 4.7%
          47,124 Citibank Money Market Deposit Account (Cost $47,124)                                               47,124
                                                                                                               ------------

Total Investments - 71.0% Cost ($729,251)*                                                                       $ 709,066
Foreign Currencies - 24.6%:
  Australian Dollar - 0.1%                                                                                 734
  Swiss Franc - 0.2%                                                                                     2,087
  Euro - 24.1%                                                                                         241,119
  British Sterling Pound - 0.2%                                                                          1,888
                                                                                                 --------------
Total Foreign Currencies (Cost $255,324)                                                                           245,828
Other Assets and Liabilities, Net - 4.4%                                                                            43,504
                                                                                                               ------------
NET ASSETS - 100.0%                                                                                              $ 998,398
                                                                                                               ============

---------------------------------------------------------------------------------------------------------------------------
EMTN             European Medium Term Note

At June 30, 2005, the Fund held the following futures contracts:
                                                                                       NOTIONAL                   NET UNREALIZED
CONTRACTS               TYPE                         EXPIRATION DATE                  CONTRACT VALUE               APPRECIATION
----------              ----                         ---------------                  ---------                    ------------
      1             Gold 100 Oz. Future           August 31, 2005                     $42,100                          $1,610


*               Cost for Federal income tax purposes is substantially  the
                same  as  for   financial   statement   purposes  and  net
                unrealized appreciation (depreciation) consists of:
           Gross Unrealized Appreciation                             $ 2,952
           Gross Unrealized Depreciation                             (23,137)
                                                           ------------------
           Net Unrealized Appreciation (Depreciation)              $ (20,185)

  ----------------------------------------------------------------------------------------------------------------------------------
  PAYSON TOTAL RETURN FUND
  SCHEDULE OF INVESTMENTS
  JUNE 30, 2005
  ----------------------------------------------------------------------------------------------------------------------------------

                                          SECURITY
      SHARES                             DESCRIPTION                                                                VALUE
      ------                             -----------                                                                -----
  COMMON STOCK - 92.1%

  CHEMICALS AND ALLIED PRODUCTS - 6.0%
          12,100 Abbott Laboratories                                                                                    $ 593,021
          16,500 Engelhard Corp.                                                                                          471,075
                                                                                                             ---------------------

                                                                                                                        1,064,096
                                                                                                             ---------------------

  CONSUMER CYCLICAL - 15.8%
           9,500 Harley-Davidson, Inc.                                                                                    471,200
          11,200 Home Depot, Inc.                                                                                         435,680
           7,500 Johnson Controls, Inc.                                                                                   422,475
          22,700 TJX Cos., Inc.                                                                                           552,745
          11,500 Timberland Co., Class A+                                                                                 445,280
           7,125 Whirlpool Corp.                                                                                          499,534
                                                                                                             ---------------------

                                                                                                                        2,826,914
                                                                                                             ---------------------
  CONSUMER STAPLES - 12.8%
           9,500 Altria Group, Inc.                                                                                       614,270
          13,000 Coca-Cola Co.                                                                                            542,750
           8,300 Procter & Gamble Co.                                                                                     437,825
          35,000 Sara Lee Corp.                                                                                           693,350
                                                                                                             ---------------------

                                                                                                                        2,288,195
                                                                                                             ---------------------

  ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT AND COMPONENTS,
  EXCEPT COMPUTER EQUIPMENT - 2.8%
          19,500 Intel Corp.                                                                                              508,170
                                                                                                             ---------------------

  ENERGY - 15.4%
          30,000 Chesapeake Energy Corp.                                                                                  684,000
          11,000 ChevronTexaco Corp.                                                                                      615,120
          10,400 ConocoPhillips                                                                                           597,896
           8,000 Exxon Mobil Corp.                                                                                        459,760
           6,000 Royal Dutch Petroleum Co.                                                                                389,400
                                                                                                             ---------------------

                                                                                                                        2,746,176
                                                                                                             ---------------------
  FINANCIAL - 13.1%
          10,400 Arthur J. Gallagher & Co.                                                                                282,152
          12,150 Citigroup, Inc.                                                                                          561,694
           8,000 JPMorgan Chase & Co.                                                                                     282,560
          28,000 MBNA Corp.                                                                                               732,480
          17,000 North Fork Bancorporation, Inc.                                                                          477,530
                                                                                                             ---------------------

                                                                                                                        2,336,416
                                                                                                             ---------------------

  HEALTH CARE - 4.2%
          27,100 Pfizer, Inc.                                                                                             747,418
                                                                                                             ---------------------

  INDUSTRIALS - 13.5%
          18,200 Ball Corp.                                                                                             $ 654,472
           4,050 General Dynamics Corp.                                                                                   443,637
           6,000 Ingersoll-Rand Co. Ltd., Class A                                                                         428,100
           8,550 Pitney Bowes, Inc.                                                                                       372,353
           9,900 United Technologies Corp.                                                                                508,365
                                                                                                             ---------------------

                                                                                                                        2,406,927
                                                                                                             ---------------------

  INSURANCE CARRIERS - 0.0%
               2 St. Paul Travelers Cos., Inc.                                                                                 79
                                                                                                             ---------------------

  TECHNOLOGY - 8.5%
           4,800 Cisco Systems, Inc.+                                                                                      91,728
          11,700 Dell, Inc.+                                                                                              462,267
          13,500 First Data Corp.                                                                                         541,890
          17,000 Microsoft Corp.                                                                                          422,280
                                                                                                             ---------------------

                                                                                                                        1,518,165
                                                                                                             ---------------------

  Total Common Stock (cost $14,460,518)                                                                                16,442,556
                                                                                                             ---------------------

  MUTUAL FUND - 4.4%
           6,600 SPDR Trust Series 1 (Cost $799,706)                                                                      786,192
                                                                                                             ---------------------

    PRINCIPAL                                                                          RATE         MATURITY

  MORTGAGE-BACKED SECURITIES - 0.1%
        $ 12,162 GNMA Pool 394795 (cost $12,269)                                       7.50         10/15/10               12,774
                                                                                                             ---------------------

  SHORT-TERM INVESTMENTS - 3.7%

      SHARES
  MONEY MARKET FUNDS - 3.7%
         656,583 CitiSM Institutional Trust Liquid Reserves, Class A (cost $656,583)                                      656,583
                                                                                                             ---------------------

    PRINCIPAL
  MONEY MARKET DEPOSIT ACCOUNT - 0.0%
         $ 2,278 Citibank Money Market Deposit Account (cost $2,278)                                                        2,278
                                                                                                             ---------------------

  Total Short-Term Investments (cost $658,861)                                                                            658,861
                                                                                                             ---------------------

  TOTAL INVESTMENTS - 100.3% (COST $15,931,354)*                                                                     $ 17,900,383
  OTHER ASSETS AND LIABILITIES, NET - (0.3%)                                                                              (58,498)
                                                                                                             ---------------------
  NET ASSETS - 100.0%                                                                                                $ 17,841,885
                                                                                                             =====================


  ----------------------------------------------------------------------------------------------------------------------------------

  +       Non-income producing security
  GNMA    Government National Mortgage Association

  *Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

  Gross Unrealized Appreciation                                                                $2,256,563
  Gross Unrealized Depreciation                                                                  (287,533)
                                                                              ----------------------------
  Net Unrealized Appreciation (Depreciation)                                                   $1,969,030
                                                                              ============================


--------------------------------------------------------------------------------------------------------------------------------
PAYSON VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005
--------------------------------------------------------------------------------------------------------------------------------

                                                          SECURITY
             SHARES                                      DESCRIPTION                                                VALUE
             ------                                      -----------                                                -----
COMMON STOCK - 96.9%

CONSUMER CYCLICAL - 10.6%
      10,000 Home Depot, Inc.                                                                                         $ 389,000
       6,000 Johnson Controls, Inc.                                                                                     337,980
      20,000 TJX Cos., Inc.                                                                                             487,000
       6,000 VF Corp.                                                                                                   343,320
                                                                                                              ------------------

                                                                                                                      1,557,300
                                                                                                              ------------------
CONSUMER STAPLES - 9.9%
       3,000 Altria Group, Inc.                                                                                         193,980
       8,000 Coca-Cola Co.                                                                                              334,000
       5,000 Kimberly-Clark Corp.                                                                                       312,950
       6,000 Procter & Gamble Co.                                                                                       316,500
       6,000 Wal-Mart Stores, Inc.                                                                                      289,200
                                                                                                              ------------------

                                                                                                                      1,446,630
                                                                                                              ------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.5%
      18,000 Fairchild Semiconductor International, Inc., Class A+                                                      265,500
      15,000 Intel Corp.                                                                                                390,900
                                                                                                               ------------------

                                                                                                                        656,400
                                                                                                              ------------------
ENERGY - 8.1%
       8,000 ChevronTexaco Corp.                                                                                        447,360
       5,000 ConocoPhillips                                                                                             287,450
       8,000 Exxon Mobil Corp.                                                                                          459,760
                                                                                                              ------------------

                                                                                                                      1,194,570
                                                                                                              ------------------
FINANCIAL - 18.3%
       4,000 American International Group, Inc.                                                                         232,400
      10,000 Citigroup, Inc.                                                                                            462,300
      10,500 JPMorgan Chase & Co.                                                                                       370,860
      15,000 MBNA Corp.                                                                                                 392,400
      12,000 North Fork Bancorp., Inc.                                                                                  337,080
      10,000 Washington Mutual, Inc.                                                                                    406,900
       8,000 Wells Fargo & Co.                                                                                          492,640
                                                                                                              ------------------

                                                                                                                      2,694,580
                                                                                                              ------------------

FOOD & RELATED PRODUCTS - 2.2%
       7,000 Anheuser-Busch Cos., Inc.                                                                                  320,250
                                                                                                              ------------------

HEALTH CARE - 11.3%
       4,000 Amgen, Inc.+                                                                                               241,840
       7,000 Bristol-Myers Squibb Co.                                                                                   174,860
       8,000 Johnson & Johnson                                                                                          520,000
       9,000 Merck & Co., Inc.                                                                                          277,200
      16,000 Pfizer, Inc.                                                                                               441,280
                                                                                                              ------------------

                                                                                                                      1,655,180
                                                                                                              ------------------
INDUSTRIALS - 17.5%
       8,000 Ball Corp.                                                                                                 287,680
       4,000 General Dynamics Corp.                                                                                     438,160
      12,000 General Electric Co.                                                                                       415,800
       2,000 Ingersoll-Rand Co., Class A                                                                                142,700
       5,000 Pitney Bowes, Inc.                                                                                         217,750
       7,000 Teleflex, Inc.                                                                                             415,590
       2,000 3M Co.                                                                                                     144,600
      10,000 United Technologies Corp.                                                                                  513,500
                                                                                                              ------------------

                                                                                                                      2,575,780
                                                                                                              ------------------

OIL & GAS EXTRACTION - 2.2%
       4,000 Anadarko Petroleum Corp.                                                                                   328,600
                                                                                                              ------------------


TECHNOLOGY - 12.3%
      15,000 Cisco Systems, Inc.+                                                                                     $ 286,650
      10,000 Dell, Inc.+                                                                                                395,100
       7,000 First Data Corp.                                                                                           280,980
       4,000 IBM Corp.                                                                                                  296,800
      12,000 Microsoft Corp.                                                                                            298,080
      15,000 Nokia OYJ ADR                                                                                              249,600
                                                                                                              ------------------

                                                                                                                      1,807,210
                                                                                                              ------------------

Total Common Stock (cost $11,291,698)                                                                                14,236,500
                                                                                                              ------------------

SHORT-TERM INVESTMENTS - 3.3%

MONEY MARKET FUND - 3.3%
     480,667 CitiSM Institutional Liquid Reserves, Class A (cost $480,667)                                              480,667
                                                                                                              ------------------

TOTAL INVESTMENTS - 100.2% (COST $11,772,365)*                                                                       14,717,167
                                                                                                              ------------------
OTHER ASSETS & LIABILITIES, NET - (0.2)%                                                                                (28,238)
                                                                                                              ------------------
NET ASSETS - 100.0%                                                                                                  14,688,929
                                                                                                              ------------------


----------------------------------------------------------------------------------------------

+      Non-income producing security
ADR    American Depositary Receipt


* Costfor Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                                                    $3,840,531
Gross Unrealized Depreciation                                                                     ($895,729)
                                                                                           -----------------
Net Unrealized Appreciation (Depreciation)                                                       $2,944,802
                                                                                           =================


SHAKER FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2005
------------------------------------------------------------------------------------------------------

     SHARE                                   SECURITY
     AMOUNT                                 DESCRIPTION                                    VALUE
     ------                                 -----------                                    -----

COMMON STOCK - 98.9%

  AUTOS & TRANSPORTATION - 1.6%
          7,290 Overnite Corp.                                                              $ 313,324
                                                                                   -------------------

 CONSUMER DISCRETIONARY - 17.5%
          8,170 Childrens Place+                                                              381,294
         19,040 Gevity HR, Inc.                                                               381,371
         32,270 Imax Corp.+                                                                   320,764
          8,680 Nordstrom, Inc.                                                               589,980
         18,490 Royal Caribbean Cruises, Ltd.                                                 894,176
         28,440 VeriSign, Inc.+                                                               817,934
                                                                                   -------------------
                                                                                            3,385,519
                                                                                   -------------------

 FINANCIAL SERVICES - 15.1%
          2,850 AMBAC Financial Group, Inc.                                                   198,816
         41,050 E*Trade Financial Corp.+                                                      574,290
         29,890 Fair Isaac Corp.                                                            1,090,985
         14,670 Fiserv, Inc.+                                                                 630,077
          1,000 Portfolio Recovery Associates, Inc.+                                           42,020
         16,040 Scottish Re Group, Ltd.                                                       388,810
                                                                                   -------------------
                                                                                             2,924,998
                                                                                   -------------------

 HEALTHCARE - 13.5%
          9,370 ABIOMED, Inc.+                                                                 80,114
          9,990 American Healthways, Inc.+                                                    422,277
         10,341 Integra LifeSciences Holdings Corp.+                                          301,957
         10,360 Invitrogen Corp.+                                                             862,884
          9,660 NitroMed, Inc.+                                                               187,887
         65,980 Qiagen NV+                                                                    761,409
                                                                                   -------------------
                                                                                            2,616,528
                                                                                   -------------------
 HOME BUILDERS - 4.5%
         14,150 DR Horton, Inc.                                                               532,182
          4,205 Meritage Homes Corp.+                                                         334,298
                                                                                   -------------------
                                                                                              866,480
                                                                                   -------------------

 MATERIALS & PROCESSING - 1.7%
         20,145 Ultralife Batteries, Inc.+                                                    325,342
                                                                                   -------------------

 OTHER ENERGY - 7.2%
          7,400  GlobalSantaFe Corp.                                                          301,920
          7,350  Patterson-UTI Energy, Inc.                                                   204,550
          8,280  Pioneer Natural Resources Co.                                                348,422
          6,050  Pogo Producing Co.                                                           314,116
          6,180  Remington Oil & Gas Corp.+                                                   220,626
                                                                                   -------------------
                                                                                            1,389,634
                                                                                   -------------------

PRODUCER DURABLES - 1.1%
         15,020  Newport Corp.+                                                               208,177
                                                                                   -------------------

SEMICONDUCTORS, COMPUTING/COMMUNICATION - 6.8%
         17,090 Altera Corp.+                                                                 338,724
         16,170 Intersil Corp., Class A                                                       303,511
         20,410 PMC - Sierra, Inc.+                                                           190,425
         14,260 Tessera Technologies, Inc.+                                                   476,427
                                                                                   -------------------
                                                                                            1,309,087
                                                                                   -------------------

 SEMICONDUCTORS, CONSUMER/INDUSTRIAL - 12.6%
         21,660 International Rectifier Corp.+                                              1,033,615
         24,060 Microchip Technology, Inc.                                                    712,657
         15,490 Power Integrations, Inc.+                                                     334,119
         11,810 QLogic Corp.+                                                                 364,575
                                                                                   -------------------
                                                                                            2,444,966
                                                                                   -------------------

 SOFTWARE - 14.0%
         12,880 @Road, Inc.+                                                                   34,261
         15,045 Cerner Corp.+                                                               1,022,609
          7,615 Cognizant Technology Solutions Corp., Class A+                                358,895
         40,330 Eclipsys Corp.+                                                               567,443
         28,310 Symantec Corp.+                                                               615,459
         17,290 TIBCO Software Inc.+                                                          113,077
                                                                                   -------------------
                                                                                            2,711,744
                                                                                   -------------------

 TELECOMMUNICATIONS - 3.3%
         21,870  InFocus Corp.+                                                                90,542
         42,050  Flextronics International, Ltd.+                                             555,480
                                                                                   -------------------
                                                                                              646,022
                                                                                   -------------------

Total Common Stock (Cost $12,221,673)                                                      19,141,821
                                                                                   -------------------

SHORT-TERM INVESTMENTS - 1.4%

MONEY MARKET FUND - 1.3%
        257,135 Scudder Cash Management Fund (Cost $257,135)                                  257,135
                                                                                   -------------------

   PRINCIPAL
 MONEY MARKET DEPOSIT ACCOUNT - 0.1%
       $ 11,570 Citibank Money Market Deposit Account (Cost $11,570)                           11,570
                                                                                   -------------------

Total Short-Term Investments (Cost $268,705)                                                  268,705
                                                                                   -------------------

Total Investments - 100.3%
(Cost $12,490,378)                                                                       $ 19,410,526
Other Assets and Liabilities, Net - (0.3%)                                                    (61,440)
                                                                                    -------------------
NET ASSETS - 100.0%                                                                      $ 19,349,086
                                                                                   ===================




-----------------------------------------------------------------------------------
+ Non-income producing security.

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of :

Gross Unrealized Appreciation                                                              $7,269,044
Gross Unrealized Depreciation                                                               ($348,896)
                                                                                   -------------------
Net Unrealized Appreciation (Depreciation)                                                 $6,920,148
                                                                                   ===================








Item 2.  Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


FORUM FUNDS

By:     /s/ Simon D. Collier
        __________________________
         Simon D. Collier, President & Principal Executive Officer

Date:   August 26, 2005
        __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Simon D. Collier
         __________________________
         Simon D. Collier, President & Principal Executive Officer

Date:    August 26, 2005
         __________________________


By:      /s/ Carl A. Bright
         __________________________
         Carl A. Bright, Principal Financial Officer

Date:    August 26, 2005
         __________________________